Share-based compensation - Phantom shares (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares program employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Provisions for phantom shares	€ 1,421	€ 2,976
Phantom shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares) | shares	0	0
Number of programs modifies | program		1
Number of employee included in the program modification | employee		1
Provisions for phantom shares	€ 1,400	€ 3,000